Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value on recurring basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and December 31, 2016 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:
December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$439,831	$—	$—	$439,831
Time deposits	—	303,410	—	303,410
Equity securities	1,456	—	—	1,456
Total	$441,287	$303,410	$—	$744,697
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$70,543	$70,543
Acquisition-related contingent consideration—long-term	—	—	119,899	119,899
Total	$—	$—	$190,442	$190,442

	Fair Value Measurements at Reporting Date using:
December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$26,210	$—	$—	$26,210
Time deposits	—	100,000	—	100,000
Equity securities	2,267	—	—	2,267
Total	$28,477	$100,000	$—	$128,477
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$109,373	$109,373
Acquisition-related contingent consideration—long-term	—	—	152,740	152,740
Total	$—	$—	$262,113	$262,113

Changes to liability for acquisition-related contingent consideration
The following table presents changes to the Company’s liability for acquisition-related contingent consideration during the year ended December 31, 2017 by acquisition (in thousands):

	Balance as of December 31, 2016	Acquisitions	Fair Value Adjustments and Accretion	Payments and Other	Balance as of December 31, 2017
Auxilium acquisition	$21,097	$—	$467	$(8,503)	$13,061
Lehigh Valley Technologies, Inc. acquisitions	96,000	—	40,016	(73,015)	63,001
VOLTAREN® Gel acquisition	118,395	—	18,586	(38,857)	98,124
Other	26,621	—	(9,120)	(1,245)	16,256
Total	$262,113	$—	$49,949	$(121,620)	$190,442
The following table presents changes to the Company’s liability for acquisition-related contingent consideration, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Beginning of period	$262,113	$143,502
Amounts acquired	—	146,866
Amounts settled	(122,559)	(55,896)
Measurement period adjustments	—	3,700
Changes in fair value recorded in earnings	49,949	23,823
Effect of currency translation	939	118
End of period	$190,442	$262,113
The following table presents changes to the Company’s liability for acquisition-related contingent consideration during the year ended December 31, 2016 by acquisition (in thousands):

	Balance as of December 31, 2015	Acquisitions	Fair Value Adjustments and Accretion	Payments and Other	Balance as of December 31, 2016
Qualitest acquisition	$1,137	$—	$(1,137)	$—	$—
Sumavel acquisition	631	—	(631)	—	—
Auxilium acquisition	26,435	—	8,952	(14,290)	21,097
Lehigh Valley Technologies, Inc. acquisitions	97,003	—	30,676	(31,679)	96,000
VOLTAREN® Gel acquisition	—	146,055	(18,807)	(8,853)	118,395
Other	18,296	4,511	4,770	(956)	26,621
Total	$143,502	$150,566	$23,823	$(55,778)	$262,113

Summary of nonrecurring fair value measurements
The Company’s financial assets and liabilities measured at fair value on a nonrecurring basis during the year ended December 31, 2017 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:			Total Expense for the Year Ended December 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Certain U.S. Branded Pharmaceuticals intangible assets (Note 10)	$—	$—	$34,326	$(76,674)
Certain U.S. Generic Pharmaceuticals intangible assets (Note 10)	—	—	367,160	(577,923)
Certain International Pharmaceuticals intangible assets (Note 10)	—	—	21,772	(145,360)
Certain property, plant and equipment (1)	—	—	—	(65,676)
Total	$—	$—	$423,258	$(865,633)
__________

(1)
Amounts relate primarily to an aggregate charge of $47.2 million recorded in connection with the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, which is described further in Note 4. Restructuring, and $11.9 million recorded following the initiation of held-for-sale accounting resulting from the Company’s June 30, 2017 definitive agreement to sell Somar, which is described in Note 3. Discontinued Operations and Assets and Liabilities Held for Sale.

The Company’s financial assets and liabilities measured at fair value on a nonrecurring basis during the year ended December 31, 2016 were as follows (in thousands):

	Fair Value Measurements at Measurement Date using:			Total Expense for the Year Ended December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Certain Astora property, plant and equipment (Note 3)	$—	$—	$—	$(5,041)
Certain U.S. Generic Pharmaceuticals property, plant and equipment	—	—	11,360	(13,679)
Certain U.S. Branded Pharmaceuticals intangible assets (Note 10)	—	—	4,621	(110,430)
Certain U.S. Generic Pharmaceuticals intangible assets (Note 10)	—	—	872,474	(676,776)
Certain International Pharmaceuticals intangible assets (Note 10)	—	—	139,313	(301,698)
Certain Astora intangible assets (Note 3)	—	—	—	(16,287)
Generics reporting unit goodwill (Note 10)	—	—	3,531,301	(2,342,549)
Paladin reporting unit goodwill (Note 10)	—	—	170,572	(272,578)
Somar reporting unit goodwill (Note 10)	—	—	24,044	(33,000)
Litha reporting unit goodwill (Note 10)	—	—	—	(26,343)
Other asset impairment charges	—	—	—	(4,112)
Total	$—	$—	$4,753,685	$(3,802,493)